Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A of Deutsche Diversified Market Neutral Fund (formerly DWS Diversified Market Neutral Fund) (the “Fund”), a series of Deutsche Market Trust (formerly DWS Market Trust) (the “Trust”) (Reg. Nos. 002-21789, 811-01236)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 119 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2014.  No fees are required in connection with this filing.

The Amendment contains disclosure reflecting changes to the Fund’s principal investment strategy to permit the investment in US government securities, US dollar denominated fixed income securities and cash equivalent securities.

The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information filed with the Commission on November 27, 2013 in Post-Effective Amendment No. 108 for the Trust.

Please direct any comments or questions relating to the Amendment to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.